Restricted Cash (Details) - Summary of Restricted Cash - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	$ 3,663	$ 727
PPP Amount Held in Escrow [Member]
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	2,237	0
Cash Proceeds From Business Combination Held Back For Working Capital Reconciliation [Member]
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	996	0
Gift Cards Purchased [Member]
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	415	505
Advertising Co-op Funds [Member]
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	0	159
LevelUp Loyalty Program [Member]
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	$ 15	$ 63